Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000228894 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000228894 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000228894 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000228894 | 88160R101 | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000228894 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000228894 | 50212V100 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000228894 | 697435105 | Palo Alto Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228894 | 29082A107 | Embraer S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228894 | 16115Q308 | Chart Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228894 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228894 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000228894 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000228894 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000228894 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000228894 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000228894 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000228894 | Communications
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000228894 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000228894 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%
C000233373 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000233373 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000233373 | 64110L106 | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000233373 | 532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000233373 | 50212V100 | LPL Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000233373 | 29082A107 | Embraer S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000233373 | 90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000233373 | 25809K105 | DoorDash, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000233373 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000233373 | 37637K108 | Gitlab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000233373 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000233373 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000233373 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000233373 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000233373 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000233373 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000233373 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000233373 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000233373 | Short_Communications
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000233373 | Short_Health Care
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
C000233373 | Short_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
C000233373 | Short_Technology
Holdings [Line Items]
Percent of Net Asset Value	(13.50%)
C000233373 | Short_Industrials
Holdings [Line Items]
Percent of Net Asset Value	(18.60%)
C000233373 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	193.30%
C000233373 | InvestmentType_Special Case Securities
Holdings [Line Items]
Percent of Total Investments	0.00%